Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Summary of Accounts Receivable

Accounts receivable consists of the following:

	December 31,
	2012	2013
	RMB	RMB
Accounts receivable	46,341,590	84,344,499
Allowance for doubtful accounts	—	—

Accounts receivable, net	46,341,590	84,344,499